Financial Instruments Risk - Aging of Receivables (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, net	$ 40,542	$ 35,016
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, net	40,542	35,016
0 – 60 days | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, net	33,239	28,355
61+ days | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, net	$ 7,303	$ 6,661